Financial instruments and risk management - Net investment hedge (Details) - Currency risk - Net investment hedge - EUR corporate bond € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about hedged items [line items]
Carrying value of hedging instrument	$ 588	$ 520	€ 500	€ 500
(Gains) / losses recognised in Other Comprehensive Income	68	(33)
Balance in translation reserve, continuing hedges	102	34
Balance in translation reserve, discontinued hedges	16	16
Change in value used for calculating ineffectiveness, Hedged item	68	(33)
Change in value used for calculating ineffectiveness, Hedging instrument	$ 68	$ (33)